SCHEDULE OF MINIMUM EXPLORATION EXPENDITURES (Details) - Key Mining Corp [Member]	Dec. 31, 2024 USD ($)
Restructuring Cost and Reserve [Line Items]
From Aug 30, 2021 to Aug 30, 2022	$ 325,281
From Aug 31, 2022 to July 31, 2024	2,174,719
From January 1, 2024 to December 31, 2024	3,000,000
From January 1, 2025 to December 31, 2025	4,000,000
From January 1, 2026 to December 31, 2026	5,000,000
From January 1, 2027 to December 31, 2027	5,500,000
Total	$ 20,000,000